May 28, 2015

Via Edgar Transmission

Securities and Exchange Commission

Attention: Filing Desk, Stop 1-4

450 Fifth Street, N.W.

Washington, DC 20549-1004

Re: SEC File No. 1-6311

Ladies and Gentlemen:

Transmitted for filing herewith is a Form 10-K report for Tidewater Inc., for the fiscal year ending 2015 including financial statements, financial statement schedule and exhibits.

Pursuant to Item 302 of Regulation S-T, Tidewater will retain in its files for at least five years a complete copy of the Form 10-K report (with exhibits) containing the required manual signatures of the registrant, certain of its executives, and a majority of its Board of Directors.

In addition, we will submit a copy of Tidewater’s annual report to the New York Stock Exchange when available.

Sincerely,

TIDEWATER INC.

/s/ Craig. J. Demarest
Craig J. Demarest
Vice President, Principal Accounting Officer and Controller

Tidewater Inc.

Pan-American Life Center

601 Poydras Street, Suite 1500

New Orleans, Louisiana 70130-6040

Telephone: (504) 568-1010